Fees and Expenses - WesMark Government Bond Fund	May 29, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Operating Expense Reduction
Expense Narrative [Text Block]

Accordingly, effective June 1, 2026, the Annual Fund Operating Expenses table and the Expense Example in the summary section of the Prospectus are restated to reflect changes to “Management Fees” and “Total Annual Fund Operating Expenses”:

Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.56%
Distribution (12b-1) Fees	None
Shareholder Services Fee*	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	1.00%
*	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example, With Redemption [Table]
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:	1 Year	3 Years	5 Years	10 Years
	$102	$318	$552	$1,225